Related Party Transactions (Details Narrative) £ in Millions		1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended
	Jul. 31, 2024 shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 22, 2023 USD ($) shares	Feb. 28, 2023 GBP (£)	Jan. 31, 2023 GBP (£)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 GBP (£)	Aug. 20, 2022 USD ($)	May 01, 2022 USD ($)	May 27, 2021 USD ($)	May 27, 2021 GBP (£)
Related Party Transaction [Line Items]
Original principal amount																			$ 1,400,000	£ 1.0
Loans payable				$ 200,000			$ 200,000		$ 200,000		$ 200,000							$ 200,000
2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Original principal amount															$ 3,300,000	£ 3.0
Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Interest rate		5.00%	5.00%
Conversion rate		20.00%	20.00%
Corvus Capital Limited [Member]
Related Party Transaction [Line Items]
Shares unissued | shares												1,000
Payment for management fee				200,000			300,000
Prepaid expense				100,000			200,000
Other expenses				40,000			50,000
Corvus Capital Limited [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Related party shares | shares	30,048,454
Corvus Capital Limited [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Management Fee Payable				25,000							65,000
Travel expenses					$ 300,000				$ 300,000	$ 300,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member] | Accrued Expenses And Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Payment for management fee							$ 300,000	$ 300,000
Corvus Capital Limited [Member] | Chief Executive Officer [Member] | Accrued Expenses And Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Payment for management fee				200,000		$ 300,000
Related Party [Member]
Related Party Transaction [Line Items]
Original principal amount				600,000													$ 600,000
Loans payable												$ 600,000
Related Party [Member] | Chief Executive Officer [Member] | 2022 Convertible Loan Note Instrument [Member]
Related Party Transaction [Line Items]
Original principal amount		$ 400,000	$ 400,000										£ 0.3	£ 0.3
St George Street Capital [Member]
Related Party Transaction [Line Items]
Held by subsidiary											$ 147
Payments for merger related costs				$ 0		$ 0